PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158
Additions	—	348	6,146	17,314	2,938	2,300	29,046
Construction completed	—	14,544	(16,518)	1,692	282	—	—
Disposals	—	(182)	—	(17,204)	(455)	(1,299)	(19,140)
Balance, September 30, 2023	$4,705	$160,980	$—	$166,940	$14,839	$4,600	$352,064
Additions	—	1,811	135	2,253	180	1,384	5,763
Disposals	—	—	—	(241)	(1)	(2,225)	(2,467)
Balance, September 30, 2024	$4,705	$162,791	$135	$168,952	$15,018	$3,759	$355,360

Accumulated depreciation and impairment
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)
Depreciation	—	(2,023)	—	(18,166)	(1,817)	(713)	(22,719)
Disposals	—	38	—	16,146	367	744	17,295
Impairment	(2,721)	(78,320)	—	(79,521)	(4,074)	(619)	(165,255)
Balance, September 30, 2023	$(2,721)	$(99,897)	$—	$(136,571)	$(11,593)	$(2,236)	$(253,018)
Adjustment	—	(3,420)	—	4,011	—	—	591
Depreciation	—	(2,882)	—	(5,200)	(499)	(359)	(8,940)
Disposals	—	—	—	176	1	2,061	2,238
Balance, September 30, 2024	$(2,721)	$(106,199)	$—	$(137,584)	$(12,091)	$(534)	$(259,129)

Net book value
September 30, 2023	$1,984	$61,083	$—	$30,369	$3,246	$2,364	$99,046
September 30, 2024	$1,984	$56,592	$135	$31,368	$2,927	$3,225	$96,231

Included in deferred charges and deposits is $471 (September 30, 2023 - $222) paid to secure the acquisition of growing and processing equipment. The amounts will be recorded within property, plant and equipment as equipment is received.

i.Impairment
During the thirteen months ended September 30, 2023, the Company determined that indicators of impairment existed for its Moncton Campus and Lac-Supérieur CGUs and as a result, the Company performed an impairment test. Refer to Note 8 for further information.
Reconciliation of property, plant, and equipment additions to the statements of cash flows
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Total additions (including right-of-use lease assets)	$5,763	$29,046
Additions related to right-of-use lease assets (Note 14)	(1,384)	(2,300)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	258	(5,285)
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	94	7,681
Purchase of property, plant and equipment	$4,731	$29,142